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                         UNITED STATES                OMB APPROVAL
               SECURITIES AND EXCHANGE COMMISSION   ------------------
                     Washington, D.C. 20549         OMB Number: 3235-0456
                                                    Expires:August 31, 2000
                                                    Estimated
                                                    average burden
                                                    hours per
                                                    response........1
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

                Read instructions at end of Form before preparing Form.

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     1.   Name and address of issuer:

          Legg Mason Investment Trust, Inc.
          100 Light Street, Baltimore, Maryland 21202

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     2.   The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
          classes):                                                        |X|





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     3.   Investment Company Act File Number:
            811-9613

            Securities Act File Number:
               333-88715


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     4(a).  Last day of fiscal year for which this Form is filed:

               December 31, 1999
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     4(b).  |_| Check box if this Form is being filed late (i.e., more than
                90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON
           THE REGISTRATION FEE DUE.

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     4(c).  |_|  Check box if this is the last time the issuer will be
                 filing this Form.


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


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     5.   Calculation of registration fee:

       (i)    Aggregate sale price of securities sold            $146,099,894.77
              during the fiscal year pursuant to                 ---------------
              section 24(f):


       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:                          $0.00
                                                                           -----

       (iii)  Aggregate price of securities redeemed or
              repurchased during any PRIOR fiscal year
              ending no earlier than October 1, 1995 that
              were not previously used to reduce
              registration fees payable to the
              Commission:                                    $0.00
                                                             -----

       (iv)   Total available redemption credits $0.00
              [add Items 5(ii) and 5(iii)]:                                $0.00
                                                                           -----

       (v)    Net sales - if item 5(i) is greater than Item 5(iv)
              [subtract item 5(iv) from Item 5(i)]:              $146,099,894.77
                                                                 ---------------

     -----------------------------------------------------
       (vi)   Redemption credits available for use in
              future years  -- if Item 5(i) is less than     $(0.00)
              Item 5(iv) [subtract Item 5(iv) from Item        ----
              5(i)]:
     -----------------------------------------------------

       (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                             x  0.000264
                                                                      ----------

       (viii) Registration fee due [multiply Item 5(v)
              by Item 5(vii)] (enter "0" if no fee
              is due):                                              = $38,570.37
                                                                       ---------
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     6.   Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          0.


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     7.   Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):


                                                                    + $        0
                                                                       ---------

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     8.   Total of the amount of the registration fee due plus any interest due
          [line 5(viii) plus line 7]:

                                                                    = $38,570.37
                                                                       =========

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                                        2

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     9.   Date the registration fee and any interest payment was sent to the
          Commission's lockbox depository:
            March 27, 2000

                Method of Delivery:

                              |X|  Wire Transfer

                              |_|  Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and
Title)*             /s/Marie K. Karpinski
                    -------------------------------

                    Marie K. Karpinski
                    -------------------------------

                    Vice President and Treasurer
                    -------------------------------


Date: March 27, 2000

  *Please print the name and title of the signing officer below the signature.














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